Basis of presentation and accounting policies - Inframerica Concessionaria do Aeroporto de Brasilia S.A (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Non-current assets	$ 2,885,658	$ 3,374,600
Current assets	519,993	507,643
Total assets	3,405,651	3,882,243
Non-current liabilities	2,047,811	2,121,327
Current liabilities	552,554	562,302
Total liabilities	2,600,365	2,683,629
Equity	805,286	1,198,614	$ 1,222,697	$ 797,142
Revenue	607,356	1,558,640	1,426,145
Gross (loss) / profit	(46,227)	420,215	454,720
Operating income	(163,698)	223,635	298,974
Financial Results	(206,331)	(207,023)	(291,326)
Share of income in associates	(6,159)	(5,353)	(4,146)
Income tax	(14,295)	17,079	14,101
Net loss	(361,893)	(5,820)	(10,599)
Other comprehensive loss for the year	(33,293)	(25,020)	(248,585)
Total comprehensive loss for the year	(395,186)	(30,840)	$ (259,184)
Inframerica Concessionaria do Aeroporto de Brasilia S.A. ("ICAB")
Disclosure of subsidiaries [line items]
Non-current assets	722,342	1,022,212
Current assets	25,667	42,369
Total assets	748,009	1,064,581
Non-current liabilities	798,374	972,476
Current liabilities	94,065	121,564
Total liabilities	892,439	1,094,040
Equity	(144,430)	(29,459)
Revenue	44,827	102,438
Gross (loss) / profit	(6,046)	23,069
Operating income	13,796	12,592
Financial Results	(88,051)	(112,933)
Income tax	(46,839)	0
Net loss	(121,094)	(100,341)
Other comprehensive loss for the year	6,122	(2,307)
Total comprehensive loss for the year	(114,972)	(102,648)
Dividends paid		0
Increase/(decrease) in cash
Provided by / (Used in) operating activities	9,721	(34,947)
Used in investing activities	(173)	(106)
(Used in) / provided by financing activities	$ (12,690)	$ 43,286